Summary of Significant Accounting Policies - Summary of Identities of Consolidated Subsidiaries (Details) - Image P2P Trading Group Limited [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017 HKD	Dec. 31, 2016 HKD	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Attributable equity interest %	100.00%	100.00%	100.00%	100.00%
Asia Grand Will [Member]
Place of incorporation	Hong Kong	Hong Kong
Attributable equity interest %	100.00%	100.00%	100.00%	100.00%
Authorized capital | HKD	HKD 1	HKD 1
Fuzhi Yuan (Shenzhen) Holdings Limited [Member]
Place of incorporation	PRC	PRC
Attributable equity interest %	100.00%	100.00%	100.00%	100.00%
Authorized capital			¥ 500,000	¥ 500,000
Jiangxi Fu Zhi Yuan Biotechnology Limited [Member]
Place of incorporation	PRC	PRC
Attributable equity interest %	100.00%	100.00%	100.00%	100.00%
Authorized capital			¥ 50,000,000	¥ 50,000,000